CONDENSED CONSOLIDATED BALANCE SHEET - USD ($)	Jun. 30, 2021	Mar. 31, 2021	Jan. 12, 2021	Dec. 31, 2020	Oct. 20, 2020
Current assets:
Cash	$ 58,197
Prepaid expenses	686,901
Total current assets	745,098
Deferred offering costs				$ 517,758
Investments held in Trust Account	402,515,330
Total Assets	403,260,428			517,758
Liabilities and Shareholders' Equity(Deficit)
Accounts payable				25,324
Accrued expenses	239,406			387,058
Note payable - related party	200,000			115,388
Total current liabilities	439,406			527,770
Deferred underwriting commissions	14,087,500		$ 14,100,000
Derivative Warranty liabilities	33,593,830
Total Liabilities	48,120,736			527,770
Commitments and contingencies
Shareholders' Equity (Deficit)
Preference shares, $0.0001 par value 5,000,000 shares authorized none issued or outstanding
Additional paid-in capital				23,994
Retained earnings (accumulated deficit)	4,998,472			(35,012)
Total shareholders' equity (deficit)	5,000,002	$ 5,000,007		(10,012)	$ 0
Total Liabilities and Shareholders' Equity (Deficit)	403,260,428			517,758
Class A Common Stock
Shareholders' Equity (Deficit)
Common stock	524
Total shareholders' equity (deficit)				0	0
Class A Common Stock Subject to Redemption
Liabilities and Shareholders' Equity(Deficit)
Class A ordinary shares, $0.0001 par value; 35,013,969 and 0 shares subject to possible redemption at $10.00 per share as of June 30, 2021 and December 31, 2020, respectively	350,139,690
Class A Common Stock Not Subject to Redemption
Shareholders' Equity (Deficit)
Total shareholders' equity (deficit)	524	391
Class B Common Stock
Shareholders' Equity (Deficit)
Common stock	1,006			1,006
Total shareholders' equity (deficit)	$ 1,006	$ 1,006		$ 1,006	$ 0